Annual Fund Operating Expenses - Invesco Capital Appreciation Fund	Dec. 17, 2021
Class A
Operating Expenses:
Management Fees	0.57%
Distribution and/or Service (12b-1) Fees	0.22%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.95%
Class C
Operating Expenses:
Management Fees	0.57%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.73%
Class R
Operating Expenses:
Management Fees	0.57%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.23%
Class Y
Operating Expenses:
Management Fees	0.57%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.73%
Class R5
Operating Expenses:
Management Fees	0.57%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.69%
Class R6
Operating Expenses:
Management Fees	0.57%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.63%